SHARE-BASED COMPENSATION - Disclosure of changes in number of share options and average price (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Outstanding , beginning balance | shares	9,033	8,799
Granted | shares	2,813	2,996
Exercised | shares	(3,193)	(2,615)
Forfeited | shares	(158)	(97)
Expired | shares		(50)
Outstanding, ending balance | shares	8,495	9,033
Options, Exercisable | shares	5,793
Average price, Outstanding beginning balance | $ / shares	$ 2.01	$ 1.85
Granted | $ / shares	3.06	1.88
Exercised | $ / shares	1.74	1.36
Forfeited | $ / shares	2.47	1.97
Expired | $ / shares		0.91
Average price, Outstanding ending balance | $ / shares	2.45	$ 2.01
Average price, Exercisable | $ / shares	$ 2.35